INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 22 - INTANGIBLE ASSETS

The Company entered into new electricity generation concession agreements, as highlighted in notes 1.2.1 and 3, replacing the concession agreements in force at the time for the hydroelectric plants contemplated by Law No. 14,182/2021, in the capitalization process of Eletrobras, which are presented below:

		Effects of
	Balance as of	deconsolidation -	Acquisition of	Additions/	Write-offs/			Balance as of
	12/31/2021	Eletronuclear	control - MESA	Constitutions	Reversals	Amortizations	Transfers	12/31/2022
Intangible assets in service
Concessions (a)	4,169,739	—	880,584	75,021,254	(1,156)	(1,013,732)	—	79,056,689
Software	120,097	(18,790)	463	7,183	—	(18,198)	21,778	112,533
Goodwill	158,460	—	—	—	—	(8,196)	(57,625)	92,639
Use of the Public Good	88,068	—	134,741	—	—	(5,005)	—	217,804
Others	69,008	—	109,794	10,726	(7,754)	(42,934)	9,531	148,371
	4,605,372	(18,790)	1,125,582	75,039,163	(8,910)	(1,088,065)	(26,316)	79,628,036

Impairment¹	(70,092)	—	—	(100,153)	17,257	—	—	(152,988)

	4,535,280	(18,790)	1,125,582	74,939,010	8,347	(1,088,065)	(26,316)	79,475,048
Intangible assets in progress
Software	275,941	(60,403)	4,448	112,645	—	—	(27,792)	304,839
Others	180,955	—	—	48,997	(5,002)	—	(24,256)	200,694
	456,896	(60,403)	4,448	161,642	(5,002)	—	(52,048)	505,533

	4,992,176	(79,193)	1,130,030	75,100,652	3,345	(1,088,065)	(78,364)	79,980,581

¹ Impairment - Estimated loss due to assets being irrecoverable

(a)The balance of concessions is composed of the values of the renegotiation of the hydrological risk and the additions from the new concession contracts signed in June 2022. More information, see note 1.2.1.

	Balance as of	Additions /	Write-offs /		Assets held		Balance as of
	12/31/2020	Constitutions	Reversals	Amortization	for sale	Transfers	12/31/2021
Intangible assets in service
Renegotiation of Hydrological Risk	155,140	3,893,389	(27,440)	(223,848)	—	372,498	4,169,739
Software	123,339	877	(2,518)	(52,712)	—	51,111	120,097
Goodwill	306,602	57,626	—	(10,700)	2	(195,070)	158,460
Easements	83,223	6,799	—	(1,954)	—	—	88,068
Use of the Public Good	31,210	80,320	(41,213)	(4,814)	(476)	3,981	69,008
Others	699,514	4,039,011	(71,171)	(294,028)	(474)	232,520	4,605,372

Impairment[1]	(305,292)	(684)	40,814	—	—	195,070	(70,092)
	394,222	4,038,327	(30,357)	(294,028)	(474)	427,590	4,535,280

Intangible assets in progress
Software	185,487	111,617	(12,174)	—	—	(8,989)	275,941
Easements	882	—	—	—	(227)	(655)	—
Others	204,903	393,472	(181)	—	—	(417,239)	180,955
	391,272	505,089	(12,355)	—	(227)	(426,883)	456,896

	785,494	4,543,416	(42,712)	(294,028)	(701)	707	4,992,176

¹ Impairment - Estimated loss due to assets being irrecoverable

Average amortization rate and historical cost:

	12/31/2022					12/31/2021
	Average				Average
	Amortization		Accumulated		Amortization		Accumulated
	Rate	Cost Historic	Amortizations	Net Value	Rate	Cost Historic	Amortizations	Net Value
Intangible assets in service
Concessions	6.12%	80,484,396	(1,427,707)	79,056,689	10.16%	4,557,858	(388,119)	4,169,739
Software	22.62%	473,331	(360,798)	112,533	20.00%	585,584	(465,487)	120,097
Goodwill	3.39%	241,527	(148,888)	92,639	3.56%	300,512	(142,052)	158,460
Use of the Public Good	2.75%	306,888	(89,084)	217,804	3.53%	107,547	(19,479)	88,068
Others	21.31%	322,737	(174,366)	148,371	18.65%	169,665	(100,657)	69,008
		81,828,879	(2,200,843)	79,628,036		5,721,166	(1,115,794)	4,605,372

Impairment¹				(152,988)				(70,092)

		81,828,879	(2,200,843)	79,475,048		5,721,166	(1,115,794)	4,535,280

Intangible assets in progress
Software		304,839	—	304,839		275,941	—	275,941
Others		200,694	—	200,694		180,955	—	180,955
		505,533	—	505,533		456,896	—	456,896

		82,334,412	(2,200,843)	79,980,581		6,178,062	(1,115,794)	4,992,176

¹ Impairment - Estimated loss due to assets being irrecoverable

The intangibles arising from the new concession contracts, whose operating regime provided for in the original contracts was Independent Energy Production – PIE, are amortized on a straight-line basis, starting from July 2022 until June 2052. The new concession contracts, where the regime is of physical guarantee quotas, will be amortized, between January 2023 and June 2052, in proportion to the reduction imposed by the restriction of the right of free electricity trading, established by CNPE Resolution No. 015/2021 (physical guarantee quotas).

The consolidated annual amortization flow of the new concessions will be as follows:

2023	2024	2025	2026	2027 to 2051	2052
1,379,845	1,692,644	2,005,443	2,318,242	2,631,042	1,315,521

Accounting Policy

Intangible assets are initially measured at their cost and subsequently deducted from amortization and impairment loss, if verified. For more information, see note 23.

The Company’s intangible assets are substantially formed by the acquired rights to explore electricity generation projects under the new concession agreements, in connection with Eletrobras privatization process, which took place in 2022.

The initial cost of intangibles arising from Eletrobras privatization process was formed based on the value of the obligations and indemnities determined by Law No. 14,182/2021, see note 1.2.1. The amortization of these assets will be carried out on a straight-line basis for the period of the respective contracts, and those that had the change in the regime of quotas for energy trading will be amortized progressively, according to the projection of evolution of associated revenues, considering that the legislation determines the volume of energy trading limited to 20% from 2023 and with an increase of 20% per year, reaching the maximum volume in five years.